Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets	Prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments to suppliers	210,819	300,890
Contract cost assets	192,848	104,309
Others	21,251	36,284
Prepayments and other current assets	424,918	441,483
A provision for RMB1,310 and nil was made for prepayments and other current assets as of December 31, 2022 and 2023, respectively.